K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

October 28, 2015

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
First Investors Life Series Balanced Income Fund
File Nos. 002-98409; 811-04325
Post-Effective Amendment No. 73

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Life Series Funds (“Trust”) is Post-Effective Amendment No. 73 to the Trust’s currently effective Registration Statement on Form N-1A relating to the shares of beneficial interest in the First Investors Life Series Balanced Income Fund (“Fund”), a new series of the Trust, under the 1933 Act.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission Staff regarding Post-Effective Amendment No. 71 to the Trust’s Registration Statement that was filed with the SEC on July 22, 2015; and (2) make other non-material changes to the Fund’s prospectus and statement of additional information.

The Trust elects that this filing become effective on November 2, 2015, pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.